Supplementary Financial Statement Information - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finished goods	$ 83	$ 301
Work in process	233	307
Raw materials and supplies	184	145
Total inventories	$ 500	$ 753